SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 62.8%

Communications - 0.5%
American Tower Corp.	1,050	214,557

Consumer Durables - 0.5%
YETI Holdings, Inc. *	5,500	220,000

Consumer Non-Durables - 3.1%
Constellation Brands, Inc.	2,025	457,427
Estee Lauder Cos., Inc. - Class A	1,635	402,962
Mondelez International, Inc.	3,400	237,048
PepsiCo, Inc.	1,825	332,698

		1,430,135

Consumer Services - 2.4%
McDonald’s Corp.	1,450	405,434
Visa, Inc.	3,100	698,926

		1,104,360

Electronic Technology - 11.2%
Apple, Inc.	14,600	2,407,540
Applied Materials, Inc.	2,600	319,358
Broadcom, Inc.	1,485	952,687
NVIDIA Corp.	4,200	1,166,634
Palo Alto Networks, Inc. *	500	99,870
Qualcomm, Inc.	1,100	140,338

		5,086,427

Energy Minerals - 1.6%
ConocoPhillips	5,775	572,938
Shell, PLC, ADR	2,400	138,096

		711,034

Finance - 3.3%
Ameriprise Financial, Inc.	1,150	352,475
Chubb, Ltd.	1,400	271,852
Goldman Sachs Group, Inc.	1,600	523,376
JPMorgan Chase & Co.	2,925	381,157

		1,528,860

Health Services - 3.2%
Centene Corp. *	3,500	221,235
HCA Healthcare, Inc.	850	224,128
UnitedHealth Group, Inc.	2,150	1,016,069

		1,461,432

Health Technology - 4.0%
Abbott Laboratories	3,550	359,473
Dexcom, Inc. *	5,260	611,107
Johnson & Johnson	1,250	193,750
Thermo Fisher Scientific, Inc.	1,200	691,644

		1,855,974

Industrial Services - 1.0%
Cheniere Energy, Inc.	2,900	457,040

Process Industries - 2.0%
Darling Ingredients, Inc. *	3,525	205,860
Linde, PLC	1,225	435,414
Sherwin-Williams Co.	1,000	224,770

		866,044

Producer Manufacturing - 5.6%
Aptiv, PLC *	2,375	266,451

Name of Issuer	Quantity	Fair Value ($)

Honeywell International, Inc.	1,450	277,124
Motorola Solutions, Inc.	1,400	400,582
Northrop Grumman Corp.	675	311,661
Parker-Hannifin Corp.	1,350	453,748
Safran SA, ADR	11,550	427,581
Siemens AG, ADR	5,175	418,916

		2,556,063

Retail Trade - 6.8%
Amazon.com, Inc. *	9,700	1,001,913
CVS Health Corp.	5,800	430,998
Home Depot, Inc.	1,825	538,594
Lululemon Athletica, Inc. *	925	336,876
TJX Cos., Inc.	5,100	399,636
Ulta Beauty, Inc. *	795	433,808

		3,141,825

Technology Services - 15.5%
Accenture, PLC	2,025	578,765
Adobe, Inc. *	475	183,051
Alphabet, Inc. - Class A *	12,400	1,286,252
Alphabet, Inc. - Class C *	4,100	426,400
Atlassian Corp. *	1,050	179,728
Autodesk, Inc. *	1,275	265,404
Dynatrace, Inc. *	4,250	179,775
Intuit, Inc.	1,200	534,996
Microsoft Corp.	7,800	2,248,740
Paycom Software, Inc. *	600	182,406
Salesforce, Inc. *	3,650	729,197
ServiceNow, Inc. *	560	260,243

		7,054,957

Transportation - 1.4%
FedEx Corp.	975	222,778
Union Pacific Corp.	2,050	412,583

		635,361

Utilities - 0.7%
NextEra Energy, Inc.	4,140	319,111

Total Common Stocks (cost: $16,719,575)		28,643,180

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 31.0%

Asset-Backed Securities - 0.4%

Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	12,092	11,978
2007-20H 1, 5.78%, 8/1/27	10,948	10,922

Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 1, [4]	84,677	78,963
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	95,479

		197,342

Collateralized Mortgage Obligations - 7.3%

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	18,195	16,470

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2003-34 A1, 6.00%, 4/25/43	24,491	25,035
2004-T1 1A1, 6.00%, 1/25/44	15,102	15,477
1999-17 C, 6.35%, 4/25/29	4,887	4,977
2001-82 ZA, 6.50%, 1/25/32	8,058	8,316
2009-30 AG, 6.50%, 5/25/39	26,864	27,980
2013-28 WD, 6.50%, 5/25/42	24,890	26,463
2004-T1 1A2, 6.50%, 1/25/44	41,190	42,583
2004-W9 2A1, 6.50%, 2/25/44	26,201	26,986
2010-108 AP, 7.00%, 9/25/40	300	316
2004-T3 1A3, 7.00%, 2/25/44	5,024	5,277

Freddie Mac:
5280 A, 3.50%, 1/25/50	165,639	156,931
4812 CZ, 4.00%, 5/15/48	171,634	165,575
4293 BA, 5.28%, 10/15/47 [1]	7,712	8,000
2122 ZE, 6.00%, 2/15/29	28,346	29,097
2126 C, 6.00%, 2/15/29	18,184	18,566
2480 Z, 6.00%, 8/15/32	20,713	21,238
2485 WG, 6.00%, 8/15/32	21,378	22,245
2575 QE, 6.00%, 2/15/33	9,640	10,034
2980 QA, 6.00%, 5/15/35	11,024	11,578
2283 K, 6.50%, 12/15/23	427	427
2357 ZJ, 6.50%, 9/15/31	15,550	15,858
4520 HM, 6.50%, 8/15/45	12,888	14,087
3704 CT, 7.00%, 12/15/36	8,938	9,604
2238 PZ, 7.50%, 6/15/30	7,862	8,355

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	143,617	145,220
2021-104 HT, 5.50%, 6/20/51	178,383	185,066
2021-27 AW, 5.85%, 2/20/51 [1]	193,803	208,343
2015-80 BA, 7.00%, 6/20/45 [1]	9,181	9,616
2018-147 AM, 7.00%, 10/20/48	27,828	29,783
2018-160 DA, 7.00%, 11/20/48	24,457	26,117
2014-69 W, 7.20%, 11/20/34 [1]	12,753	13,431
2013-133 KQ, 7.30%, 8/20/38 [1]	14,548	15,455
2005-74 HA, 7.50%, 9/16/35	728	736

JP Morgan Mortgage Trust:
2021-3 A4, 2.50%, 7/25/51 [1], [4]	131,290	113,971
2021-6 A4, 2.50%, 10/25/51 1, [4]	303,689	264,373
2021-13 A4, 2.50%, 4/25/52 1, [4]	278,203	239,070
2019-HYB1 A5A, 3.00%, 10/25/49 1, [4]	30,809	28,037
2020-8 A3, 3.00%, 3/25/51 1, [4]	18,557	15,882
2021-6 A12, 5.00%, 10/25/51 1, [4]	286,796	274,768
2021-13 A11, 5.00%, 4/25/52 1, [4]	296,152	269,851
2022-1 A11, 5.00%, 7/25/52 1, [4]	346,391	315,429
2022-2 A11, 5.00%, 8/25/52 1, [4]	324,901	299,314

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	37,557	35,161

PMT Loan Trust:
2013-J1 A11, 3.50%, 9/25/43 1, [4]	28,173	25,566

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	43,524	38,946

Vendee Mortgage Trust:
2008-1 B, 5.87%, 3/15/25 [1]	6,848	7,015
Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	35,263	31,436

Name of Issuer	Principal Amount ($)	Fair Value ($)

2020-2 A17, 3.00%, 12/25/49 1, [4]	27,998	23,703

		3,307,764

Corporate Bonds - 8.3%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	151,269
Baltimore Gas & Electric Co., 4.55%, 6/1/52	75,000	68,137
Bristol-Myers Squibb Co., 4.25%, 10/26/49	175,000	158,138
British Airways 2020-1 Class B Pass Through Trust, 8.38%, 11/15/28 [4]	45,060	46,052
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	90,641
Consumers Energy Co., 4.35%, 8/31/64	50,000	42,001
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	116,493	125,437
Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.63%, 7/30/27	117,841	108,537
Dow Chemical Co., 6.90%, 5/15/53	75,000	86,226
Duke Energy Carolinas, LLC, 5.35%, 1/15/53	150,000	155,537

Duke Energy Florida, LLC:
2.54%, 9/1/29	46,034	42,111
2.86%, 3/1/33	120,000	104,219
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	139,352
Equifax, Inc., 3.10%, 5/15/30	100,000	86,880
Fairfax Financial Holdings, 7.75%, 7/15/37	150,000	170,414
Genuine Parts Co., 1.88%, 11/1/30	200,000	159,106
Idaho Power Co., 5.50%, 3/15/53	150,000	155,170
ITT, LLC, 7.40%, 11/15/25	25,000	25,721
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	100,000	96,695
Leidos, Inc., 7.13%, 7/1/32	50,000	54,563
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	51,935
Moody’s Corp., 4.25%, 8/8/32	50,000	48,005
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29, 7.16%, 12/15/24 1, [4]	195,000	194,204
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	250,000	226,696
PacifiCorp, 2.70%, 9/15/30	200,000	176,932
Polar Tankers, Inc., 5.95%, 5/10/37 [4]	97,890	101,881
Prudential Financial, Inc. (Subordinated), 3 Mo. Libor + 3.92%, 5.63%, 6/15/43 [1]	200,000	196,395
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	99,060
Spirit Airlines, 4.10%, 4/1/28	107,016	99,490
Tennessee Gas Pipeline, LLC, 7.00%, 10/15/28	213,000	231,028
Union Electric Co., 4.00%, 4/1/48	100,000	82,515
United Airlines 2019-2 Class AA Pass Through Trust, 2.70%, 5/1/32	132,679	111,657
Unum Group, 7.25%, 3/15/28	25,000	26,429
Waste Connections, Inc., 4.20%, 1/15/33	100,000	95,840

		3,808,273

Federal Home Loan Mortgage Corporation - 0.3%
7.50%, 7/1/29	53,842	56,072
8.00%, 2/1/34	5,469	5,685
8.50%, 5/1/31	63,125	66,197

		127,954

Federal National Mortgage Association - 2.2%
4.50%, 7/1/52	334,491	327,375
4.50%, 9/1/52	337,708	330,519
5.50%, 8/1/56	162,486	168,778
6.00%, 7/1/41	148,000	155,647

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

6.50%, 2/1/24	703	700
6.50%, 9/1/27	18,176	18,750
7.00%, 1/1/32	4,541	4,549
7.00%, 3/1/33	12,709	13,060
7.00%, 12/1/38	11,262	11,553
8.42%, 7/15/26	1,052	1,051

		1,031,982

Government National Mortgage Association - 0.6%
5.00%, 5/20/48	24,131	24,537
5.50%, 8/20/62	194,541	194,739
6.50%, 11/20/38	9,140	9,349
7.00%, 12/15/24	2,292	2,277
7.00%, 11/20/27	5,428	5,515
7.00%, 9/20/29	14,763	15,299
7.00%, 9/20/38	6,366	6,723
7.50%, 4/20/32	8,251	8,453
8.00%, 7/15/24	36	36

		266,928

Taxable Municipal Securities - 8.7%
Benton & Polk Sch. Dist. No. 17J G.O., 5.47%, 6/15/27	150,000	155,589
Chicago Park Dist., 2.53%, 1/1/34	235,000	189,243
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	225,318
Colliers Hill Metropolitan Dist. No. 2 G.O., 3.99%, 12/1/47	250,000	205,045
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	163,264
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	173,068
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	92,262
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	185,313
Maricopa Co. Industrial Dev. Auth., 5.00%, 7/1/44 [4]	100,000	99,711

Massachusetts Edu. Auth.:
4.00%, 1/1/32	20,000	19,468
4.41%, 7/1/34	15,000	14,763
4.95%, 7/1/38	200,000	196,584
MD Comm. Dev. Admin., 4.03%, 9/1/27	200,000	193,252
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	124,785
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	80,000	78,039
No. Dakota Hsg. Fin. Auth., 3.70%, 7/1/33	100,000	91,740
NY Mortgage Agency, 2.98%, 10/1/40	150,000	116,740
NY State Dormitory Auth., 2.69%, 7/1/35	200,000	154,110
Oregon State Fac. Auth., 2.68%, 7/1/31	350,000	294,354
Public Fin. Auth., 4.23%, 7/1/32	105,000	100,126
RI Student Loan Auth., 4.13%, 12/1/27	200,000	192,844
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	107,524
Texas Trans. Comm. State Highway, 5.18%, 4/1/30	150,000	155,147
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	187,878
VA Hsg. Dev. Auth., 2.13%, 7/25/51	228,643	175,140
WA State Hsg. Fin. Comm., 3.50%, 7/1/24 [4]	155,000	151,305
Wichita Falls, 1.65%, 9/1/28	145,000	126,169

		3,968,781

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 3.2%

U.S. Treasury - 3.2%
U.S. Treasury Bonds 3.63%, 2/15/53	650,000	642,586

U.S. Treasury Notes:
2.75%, 4/30/27	150,000	144,428
3.50%, 2/15/33	450,000	450,351
4.00%, 2/29/28	150,000	152,566
U.S. Treasury Strip 3.59%, 11/15/50 [6]	175,000	63,532

		1,453,463

Total Bonds (cost $15,402,449)		14,162,487

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.0%
BlackRock Enhanced Government Fund	4,536	44,226
BlackRock Income Trust, Inc.	5,300	66,727
DWS Municipal Income Trust	9,800	87,220
MFS Intermediate Income Trust	63,700	176,449
Nuveen AMT-Free Muni Credit Income Fund	15,400	181,412
Nuveen AMT-Free Quality Muni Income Fund	15,100	167,912
Nuveen Multi-Market Income Fund	3,953	22,947
Nuveen Quality Municipal Income Fund	12,500	144,125
Putnam Master Intermediate Income Trust	61,000	193,980
Putnam Premier Income Trust	58,975	209,951
TCW Strategic Income Fund, Inc.	18,000	84,240

Total Investment Companies (cost: $1,538,734)		1,379,189

Short-Term Securities - 3.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $1,369,132)	1,369,132	1,369,132

Total Investments in Securities - 99.8% (cost $35,029,890)		45,553,988

Other Assets and Liabilities, net - 0.2%		107,102

Net Assets - 100.0%		$45,661,090

MARCH 31, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Balanced Fund (Continued)

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of March 31, 2023 was $3,118,867 and represented 6.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2023, 0.2% of net assets in the Fund was invested in such securities.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	28,643,180	—	—	28,643,180
Asset-Backed Securities	—	197,342	—	197,342
Collateralized Mortgage Obligations	—	3,307,764	—	3,307,764
Corporate Bonds	—	3,808,273	—	3,808,273
Federal Home Loan Mortgage Corporation	—	127,954	—	127,954
Federal National Mortgage Association	—	1,031,982	—	1,031,982
Government National Mortgage Association	—	266,928	—	266,928
Taxable Municipal Securities	—	3,968,781	—	3,968,781
U.S. Treasury / Federal Agency Securities	—	1,453,463	—	1,453,463
Investment Companies	1,379,189	—	—	1,379,189
Short-Term Securities	1,369,132	—	—	1,369,132
Total:	31,391,501	14,162,487	—	45,553,988

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4